Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document And Entity Information
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	MultiPlan Corporation
Entity Central Index Key	0001793229
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	AMENDMENT NO. 1